Prepayments and deposits (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Jun. 30, 2024
Current assets
Security deposits	$ 1,160	$ 2,101
Prepayments	24,426	9,787
Prepayments and deposits	25,586	11,888
Non-current assets
Security deposits	22,924	17,459
Total prepayments and other assets	$ 48,510	$ 29,347